Debt (Details) - USD ($)			3 Months Ended	6 Months Ended
	Jun. 10, 2026	Oct. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	May 19, 2026	May 18, 2026
Debt [Line Items]
Working capital loan				$ 4,200,000
Warrant price per share (in Dollars per share)			$ 0.01	$ 0.01
Other liability			$ 6,900,000	$ 6,900,000
Extension funding loan			2,700,000	2,700,000
Fair value adjusted demand notes			17,659	46,116
Short term demand promissory note					$ 24,000
Additional notes issued total	$ 28,000
Cash total amount			$ 65,875	65,875
Non-interest bearing				1,125
Convertible Demand Notes Payable Former Sponsors [Member}
Debt [Line Items]
Working capital loan				$ 3,000,000
Two Shareholders [Member]
Debt [Line Items]
Short term demand promissory note						$ 15,000
2025 Demand Notes [Member]
Debt [Line Items]
ETH Tokens loaned amount		$ 146,596
Warrant [Member]
Debt [Line Items]
Warrant price per share (in Dollars per share)			$ 0.1	$ 0.1
Warrant [Member] | Convertible Demand Notes Payable Former Sponsors [Member}
Debt [Line Items]
Warrant price per share (in Dollars per share)			$ 1	$ 1
Maximum [Member]
Debt [Line Items]
Working capital loan				$ 1,500,000